Prepaid expenses and deposits	12 Months Ended
Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and deposits
Prepaid expenses and deposits

Current:
	March 31, 2013	March 31, 2012
Prepaid insurance and property taxes	$793	$1,257
Prepaid lease payments	1,408	4,624
Prepaid interest	297	434
	$2,498	$6,315
Long term:
	March 31, 2013	March 31, 2012
Prepaid lease payments (note 13(a))	$764	$895